Warrants - Warrants Outstanding (Details) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 24, 2024
Warrants
Assumed at June 24, 2024	12,256,999
Outstanding, June 30, 2024	12,256,999
Weighted Average Exercise Price	$ 11.50	$ 11.50
Weighted Average remaining life in years	4 years 3 months 7 days
Public Warrants
Warrants
Assumed at June 24, 2024	11,500,000
Outstanding, June 30, 2024	11,500,000
Weighted Average Exercise Price	$ 11.50
Weighted Average remaining life in years	4 years 11 months 26 days
Private Warrants
Warrants
Assumed at June 24, 2024	557,000
Outstanding, June 30, 2024	557,000
Weighted Average Exercise Price	$ 11.50
Weighted Average remaining life in years	4 years 11 months 26 days
Bridge Warrants
Warrants
Assumed at June 24, 2024	173,913
Outstanding, June 30, 2024	173,913
Weighted Average Exercise Price	$ 11.50
Weighted Average remaining life in years	3 years 3 months 7 days
Extension Warrants
Warrants
Assumed at June 24, 2024	26,086
Outstanding, June 30, 2024	26,086
Weighted Average Exercise Price	$ 11.50
Weighted Average remaining life in years	3 years 10 months 6 days